UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Orbis Holdings Limited
           --------------------------------------------------
Address:   c/o Orbis Investment Management Limited
           --------------------------------------------------
           34 Bermudiana Road
           --------------------------------------------------
           Hamilton HM 11, Bermuda
           --------------------------------------------------

Form 13F File Number:     028-04611
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Dorr, Esq.
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     441-296-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

                                  Hamilton, Bermuda          8/16/99
    ----------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:       $205,138
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(1)    Orbis Investment Management Limited     Form 13F File Number N/A


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
                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5       COLUMN 6           COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                                                     INVESTMENT                         VOTING
                                                             VALUE     SHRS OF       DISCRETION                    AUTHORITY (SHRS)
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  SOLE  SHRD  SHRD-OTHR  MANAGERS  SOLE   SHARED NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AMERICAN FREIGHTWAYS CORPORATION   COM            02629V108    14,281    730,000       SHARED                1            730,000
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AMERICAN FREIGHTWAYS CORPORATION   COM            02629V108       783     40,000       SHARED                              40,000
-----------------------------------------------------------------------------------------------------------------------------------
AMR CORPORATION                    COM            1765106      13,309    195,000       SHARED                1            195,000
-----------------------------------------------------------------------------------------------------------------------------------
AMR CORPORATION                    COM            1765106         771     11,300       SHARED                              11,300
-----------------------------------------------------------------------------------------------------------------------------------
AMWAY JAPAN LIMITED          Sponsored ADR        03234J100     6,005  1,201,000       SHARED                1          1,201,000
-----------------------------------------------------------------------------------------------------------------------------------
AMWAY JAPAN LIMITED          Sponsored ADR        03234J100     1,391    278,100       SHARED                             278,100
-----------------------------------------------------------------------------------------------------------------------------------
CALLAWAY GOLF INC.                 COM            131193104    14,040    960,000       SHARED                1            960,000
-----------------------------------------------------------------------------------------------------------------------------------
CALLAWAY GOLF INC.                 COM            131193104       702     48,000       SHARED                              48,000
-----------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORES INC.-
CARMAX GROUP                       COM            172737306     5,769  1,086,000       SHARED                1          1,086,000
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CIRCUIT CITY STORES INC.-
CARMAX GROUP                       COM            172737306       303     57,000       SHARED                              57,000
-----------------------------------------------------------------------------------------------------------------------------------
CLAYTON HOMES, INC.                COM            184190106    17,499  1,530,000       SHARED                1          1,530,000
-----------------------------------------------------------------------------------------------------------------------------------
CLAYTON HOMES, INC.                COM            184190106     1,258    110,000       SHARED                             110,000
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLINES INC           CL B           210795308     9,858    262,000       SHARED                1            262,000
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CONTINENTAL AIRLINES INC           CL B           210795308       602     16,000       SHARED                              16,000
-----------------------------------------------------------------------------------------------------------------------------------
DEERE & COMPANY                    COM            244199105    21,161    540,000       SHARED                1            540,000
-----------------------------------------------------------------------------------------------------------------------------------
DEERE & COMPANY                    COM            244199105     1,176     30,000       SHARED                              30,000
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EASTMAN KODAK COMPANY              COM            277461109    15,718    232,000       SHARED                1            232,000
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EASTMAN KODAK COMPANY              COM            277461109       881     13,000       SHARED                              13,000
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORPORATION            COM            421924101     5,527    370,000       SHARED                1            370,000
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORPORATION            COM            421924101       224     15,000       SHARED                              15,000
-----------------------------------------------------------------------------------------------------------------------------------
JDA SOFTWARE GROUP, INC.           COM            46612K108     9,685  1,040,000       SHARED                1          1,040,000
-----------------------------------------------------------------------------------------------------------------------------------
JDA SOFTWARE GROUP, INC.           COM            46612K108       447     48,000       SHARED                              48,000
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NEWMONT MINING CORPORATION         COM            651639106     6,996    352,000       SHARED                1            352,000
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NEWMONT MINING CORPORATION         COM            651639106       358     18,000       SHARED                              18,000
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PARTNERRE LTD.                     COM            BMG6852T1053  9,120    244,000       SHARED                1            244,000
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PARTNERRE LTD.                     COM            BMG6852T1053    150      4,000       SHARED                               4,000
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PEOPLESOFT, INC.                   COM            712713106     6,124    355,000       SHARED                1            355,000
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PEOPLESOFT, INC.                   COM            712713106       328     19,000       SHARED                              19,000
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SCHWAB CHARLES CORP                COM            808513105     2,616     24,000P      SHARED                              24,000
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SCOTTISH ANNUITY & LIFE
HOLDINGS LTD.                      COM            G7885T104     4,408    410,000       SHARED                1            410,000
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SCOTTISH ANNUITY & LIFE
HOLDINGS LTD.                      COM            G7885T104       860     80,000       SHARED                              80,000
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TECUMESH PRODUCTS COMPANY          CL A           878895200    17,351    286,500       SHARED                1            286,500
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TECUMESH PRODUCTS COMPANY          CL B           878895101       927     17,000       SHARED                              17,000
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WELLPOINT HEALTH NETWORKS, INC.    COM            94973H108    13,665     161,000      SHARED                1            161,000
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WELLPOINT HEALTH NETWORKS, INC.    COM            94973H108       849     10,000       SHARED                              10,000
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  1  Orbis Global Equity Fund Limited
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